SCHEDULE OF CHANGE IN THE PRESENT VALUE OF THE DEFINED BENEFIT PLAN LIABILITY (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Balance, opening	$ (100,430)	$ (91,533)
Interest cost	(2,805)	(5,614)
Current service cost	(4,397)	(5,605)
Actuarial gain (loss) for change of assumptions	56,949	9,770
Translation differences	(11,529)	(7,448)
Balance, ending	$ (62,212)	$ (100,430)